SUBSEQUENT EVENTS (Credit Securities Revolver) (Detail) - USD ($)	Jun. 30, 2020	Mar. 27, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Stated interest rate (percentage)			9.00%
Subsequent event
Subsequent Event [Line Items]
Debt instrument, face amount		$ 100,000,000
Amortization Period
Subsequent Event [Line Items]
Stated interest rate (percentage)			2.00%
Amortization Period | Line of Credit
Subsequent Event [Line Items]
Stated interest rate (percentage)	2.00%		2.00%
Reinvestment Period
Subsequent Event [Line Items]
Stated interest rate (percentage)			1.70%
Reinvestment Period | Line of Credit
Subsequent Event [Line Items]
Stated interest rate (percentage)	1.70%		1.70%